Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Restricted And Performance Stock Unit Activity

The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2010	19,443	29,895
Granted	8,422	17,311
Payments	(6,788)	(14,364)
Cancelled/Forfeited	(154)	(462)

Outstanding December 31, 2010	20,923	32,380
Granted	6,667	10,348
Payments	(7,600)	(12,137)
Cancelled/Forfeited	(154)	(2,977)

Outstanding December 31, 2011	19,836	27,614
Granted	6,350	20,537
Payments	(7,369)	(8,499)
Cancelled/Forfeited	(148)	(189)

Outstanding December 31, 2012	18,669	39,463

Schedule Of Assumption Used In Black-Scholes Model	The following table summarizes the assumptions used in the Black-Scholes model during 2012:

End of Period
Risk-free rate	0.19%
Expected term (in years)	0.62
Expected volatility	43.27%

Schedule Of Value Appreciation Rights Activity

The following table summarizes the Value Appreciation Rights activity:

(shares in thousands)	VARs	Weighted- Average Grant-Date Fair Value
Outstanding rights, January 1, 2010	16,591	$16.54
Exercised	(4,947)	24.47
Cancelled/Forfeited	(75)	22.72

Outstanding rights, December 31, 2010	11,569	13.11
Exercised	(3,303)	14.87
Cancelled/Forfeited	(52)	14.74

Outstanding rights, December 31, 2011	8,214	12.39
Exercised	(3,427)	10.30
Cancelled/Forfeited	(21)	11.10

Outstanding rights, December 31, 2012	4,766	13.89

Schedule Of Stock Option Activity

The following table summarizes Verizon’s stock option activity:

(shares in thousands)	Stock Options	Weighted-Average Exercise Price
Outstanding, January 1, 2010	107,765	$44.52
Exercised	(372)	34.51
Cancelled/Forfeited	(50,549)	44.90

Outstanding, December 31, 2010	56,844	44.25
Exercised	(7,104)	35.00
Cancelled/Forfeited	(21,921)	51.06

Outstanding, December 31, 2011	27,819	41.24
Exercised	(7,447)	35.20
Cancelled/Forfeited	(17,054)	45.15

Outstanding, December 31, 2012	3,318	34.69

Schedule Of Stock Option Outstanding

The following table summarizes information about Verizon’s stock options outstanding as of December 31, 2012:

Range of Exercise Prices	Stock Options (in thousands)	Weighted-Average Remaining Life (years)	Weighted-Average Exercise Price
$30.00-39.99	3,273	0.8	$34.58
40.00-49.99	45	0.3	42.99

Total	3,318	0.8	34.69